Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 96.6% ) Value
Bahrain (2.7%)
Bahrain Government International
Bond
$ 5,000,000 5.875%,  1/26/2021
a
$ 5,133,100
4,000,000 6.125%,  8/1/2023
a
4,416,000
1,000,000 7.000%,  1/26/2026 1,169,900
2,000,000 7.000%,  10/12/2028
a
2,357,580
2,500,000 6.750%,  9/20/2029
a
2,906,900
3,000,000 7.500%,  9/20/2047
a
3,663,750
1,000,000 7.500%,  9/20/2047 1,221,250
CBB International Sukuk Programme
SPC
3,000,000 5.625%,  9/30/2031
a
3,195,012
Total 24,063,492
Belarus (0.8%)
Belarus Government International
Bond
2,600,000 6.875%,  2/28/2023 2,800,720
4,000,000 7.625%,  6/29/2027 4,616,280
Total 7,417,000
Brazil (4.3%)
Brazil Government International Bond
5,000,000 4.750%,  1/14/2050 5,155,000
4,800,000 2.625%,  1/5/2023 4,867,248
1,711,000 6.000%,  4/7/2026 2,027,535
3,000,000 4.625%,  1/13/2028 3,307,530
3,000,000 4.500%,  5/30/2029 3,258,030
2,000,000 8.250%,  1/20/2034 2,837,520
5,005,000 7.125%,  1/20/2037 6,600,394
7,300,000 5.000%,  1/27/2045 7,874,948
2,000,000 5.625%,  2/21/2047 2,340,020
Total 38,268,225
Canada (0.3%)
Canacol Energy, Ltd.
2,500,000 7.250%,  5/3/2025
b
2,697,925
Total 2,697,925
Cayman Islands (2.0%)
KSA Sukuk , Ltd.
7,000,000 2.894%,  4/20/2022
a
7,157,500
Petrobras International Finance
Company
7,000,000 6.750%,  1/27/2041 8,526,000
RAK Capital
2,000,000 3.094%,  3/31/2025 2,035,100
Rutas 2 and 7 Finance, Ltd.
1,500,000 Zero Coupon,  9/30/2036
a
998,250
Total 18,716,850
Colombia (5.3%)
Colombia Government International
Bond
3,870,000 4.375%,  7/12/2021 4,001,580
5,000,000 2.625%,  3/15/2023 5,050,050
13,375,000 3.875%,  4/25/2027 14,371,438
6,700,000 4.500%,  3/15/2029 7,561,419
4,000,000 7.375%,  9/18/2037 5,885,040
3,000,000 6.125%,  1/18/2041 4,061,430
4,805,000 5.625%,  2/26/2044 6,222,523
Total 47,153,480
Principal
Amount Long-Term Fixed Income (96.6%) Value
Costa Rica (0.4%)
Costa Rica Government International
Bond
$ 3,000,000 6.125%,  2/19/2031
a
$ 3,191,250
Total 3,191,250
Croatia (0.9%)
Croatia Government International
Bond
2,000,000 6.625%,  7/14/2020
a
2,037,872
4,500,000 6.375%,  3/24/2021
a
4,717,422
2,000,000 5.500%,  4/4/2023
a
2,209,048
Total 8,964,342
Dominican Republic (3.8%)
Dominican Republic Government
International Bond
3,000,000 5.875%,  1/30/2060
a
2,998,500
1,333,333 7.500%,  5/6/2021
a
1,380,013
1,500,000 6.600%,  1/28/2024
a
1,666,890
3,500,000 5.500%,  1/27/2025
a
3,745,035
3,000,000 6.875%,  1/29/2026
a
3,420,030
2,000,000 5.950%,  1/25/2027
a
2,197,520
2,300,000 6.000%,  7/19/2028
a
2,549,550
5,000,000 4.500%,  1/30/2030
a
4,993,800
3,300,000 7.450%,  4/30/2044
a
3,943,533
1,000,000 6.850%,  1/27/2045 1,125,000
1,000,000 6.500%,  2/15/2048
a
1,086,000
5,000,000 6.400%,  6/5/2049
a
5,393,800
Total 34,499,671
Egypt (4.4%)
Egypt Government International Bond
500,000 8.150%,  11/20/2059
a
546,823
4,000,000 6.125%,  1/31/2022 4,194,160
4,000,000 5.875%,  6/11/2025 4,320,000
3,000,000 7.500%,  1/31/2027 3,428,820
9,300,000 7.600%,  3/1/2029 10,409,490
6,000,000 7.053%,  1/15/2032
a
6,384,360
5,000,000 8.500%,  1/31/2047 5,714,940
3,000,000 7.903%,  2/21/2048 3,240,000
Total 38,238,593
El Salvador (1.3%)
El Salvador Government International
Bond
7,000,000 7.125%,  1/20/2050
a
7,661,500
1,800,000 8.625%,  2/28/2029
b
2,211,300
2,000,000 7.650%,  6/15/2035 2,325,020
Total 12,197,820
Ghana (0.8%)
Ghana Government International
Bond
4,000,000 10.750%,  10/14/2030 5,138,320
2,000,000 8.125%,  3/26/2032 2,049,800
Total 7,188,120
Honduras (0.2%)
Honduras Government International
Bond
2,000,000 6.250%,  1/19/2027 2,218,000
Total 2,218,000

Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Hungary (0.1%)
Hungary Government International
Bond
$ 1,014,000 6.375%,  3/29/2021 $ 1,067,377
Total 1,067,377
Indonesia (7.4%)
Indonesia Government International
Bond
4,650,000 3.750%,  4/25/2022
a
4,808,612
4,000,000 3.375%,  4/15/2023
a
4,138,280
6,197,000 5.875%,  1/15/2024
a
7,035,778
3,575,000 4.125%,  1/15/2025
a
3,861,277
6,100,000 4.750%,  1/8/2026
a
6,830,964
5,000,000 8.500%,  10/12/2035
a
8,012,788
2,000,000 6.625%,  2/17/2037
a
2,779,093
2,000,000 7.750%,  1/17/2038
a
3,074,160
3,226,000 6.750%,  1/15/2044
a
4,728,832
3,700,000 5.125%,  1/15/2045
a
4,522,504
4,000,000 5.950%,  1/8/2046
a
5,406,976
1,200,000 5.250%,  1/8/2047
a
1,503,565
1,500,000 4.350%,  1/11/2048 1,690,351
Perusahaan Penerbit SBSN Indonesia
III
3,000,000 3.400%,  3/29/2021
a
3,041,250
1,000,000 3.750%,  3/1/2023
a
1,043,780
2,500,000 4.350%,  9/10/2024
a
2,704,675
1,500,000 4.150%,  3/29/2027
a
1,627,545
Total 66,810,430
Ivory Coast (1.6%)
Ivory Coast Government International
Bond
6,000,000 6.375%,  3/3/2028 6,473,184
7,500,000 6.125%,  6/15/2033 7,685,700
Total 14,158,884
Kuwait (0.6%)
Kuwait Government International
Bond
5,500,000 2.750%,  3/20/2022
a
5,596,250
Total 5,596,250
Mexico (6.3%)
Mexico Government International
Bond
7,160,000 4.500%,  1/31/2050 8,026,360
5,590,000 5.750%,  10/12/2110 6,917,681
5,781,000 4.150%,  3/28/2027 6,279,669
3,885,000 3.750%,  1/11/2028 4,118,100
6,000,000 5.550%,  1/21/2045 7,665,060
5,250,000 4.600%,  1/23/2046 5,912,865
2,000,000 4.600%,  2/10/2048 2,272,520
Petroleos Mexicanos
10,700,000 6.840%,  1/23/2030
a
11,593,450
3,000,000 5.950%,  1/28/2031
a
3,020,250
Total 55,805,955
Netherlands (1.5%)
Braskem Netherlands Finance BV
3,000,000 5.875%,  1/31/2050
a
3,110,970
IHS Netherlands Holdco BV
3,000,000 8.000%,  9/18/2027
a
3,240,000
Principal
Amount Long-Term Fixed Income (96.6%) Value
Netherlands (1.5%) - continued
Petrobras Global Finance BV
$ 6,560,000 5.093%,  1/15/2030
a
$ 7,198,616
Total 13,549,586
Nigeria (1.6%)
Nigeria Government International
Bond
2,000,000 6.375%,  7/12/2023 2,170,760
3,000,000 7.143%,  2/23/2030 3,086,310
4,500,000 7.875%,  2/16/2032 4,704,750
3,000,000 7.696%,  2/23/2038 3,013,500
3,000,000 7.625%,  11/28/2047 2,918,700
Total 15,894,020
Oman (3.1%)
Oman Government International Bond
3,000,000 3.625%,  6/15/2021
a
3,013,284
3,000,000 4.125%,  1/17/2023
a
3,062,814
2,000,000 5.932%,  10/31/2025
a
2,182,500
5,000,000 4.750%,  6/15/2026
a
5,051,890
2,000,000 5.375%,  3/8/2027
a
2,065,000
4,000,000 5.625%,  1/17/2028
a
4,137,984
2,600,000 6.000%,  8/1/2029
a
2,717,468
6,000,000 6.750%,  1/17/2048
a
5,979,360
Total 28,210,300
Panama (1.8%)
Panama Government International
Bond
2,000,000 4.500%,  4/16/2050 2,460,020
1,000,000 9.375%,  1/16/2023 1,215,000
3,000,000 3.750%,  3/16/2025 3,213,780
2,000,000 3.875%,  3/17/2028 2,207,520
5,079,000 6.700%,  1/26/2036 7,301,113
Total 16,397,433
Paraguay (1.1%)
Paraguay Government International
Bond
8,800,000 5.400%,  3/30/2050 10,307,088
Total 10,307,088
Peru (1.4%)
Peru Government International Bond
2,650,000 5.625%,  11/18/2050 4,061,125
1,000,000 7.350%,  7/21/2025 1,280,000
5,000,000 8.750%,  11/21/2033 8,437,550
Total 13,778,675
Philippines (2.6%)
Philippines Government International
Bond
3,000,000 4.200%,  1/21/2024 3,257,917
3,000,000 3.750%,  1/14/2029 3,394,720
5,025,000 7.750%,  1/14/2031 7,551,171
2,625,000 6.375%,  10/23/2034 3,796,893
1,000,000 5.000%,  1/13/2037 1,310,678
3,720,000 3.950%,  1/20/2040 4,421,018
Total 23,732,397

Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
Poland (0.5%)
Poland Government International
Bond
$ 4,000,000 5.000%,  3/23/2022 $ 4,269,680
Total 4,269,680
Qatar (7.0%)
Qatar Government International Bond
6,000,000 4.500%,  1/20/2022
a
6,294,960
3,000,000 3.875%,  4/23/2023
a
3,172,500
6,000,000 3.375%,  3/14/2024
a
6,322,500
3,000,000 3.250%,  6/2/2026
a
3,185,832
11,500,000 4.500%,  4/23/2028
a
13,309,732
1,000,000 4.000%,  3/14/2029
a
1,127,554
2,000,000 9.750%,  6/15/2030
a
3,307,500
2,000,000 5.750%,  1/20/2042
a,b
2,790,000
9,750,000 5.103%,  4/23/2048
a
12,891,645
8,000,000 4.817%,  3/14/2049
a
10,190,000
Total 62,592,223
Russian Federation (5.6%)
Russia Government International
Bond
2,000,000 4.500%,  4/4/2022
a
2,103,064
7,600,000 4.750%,  5/27/2026 8,584,200
4,000,000 4.250%,  6/23/2027
a
4,416,992
2,000,000 12.750%,  6/24/2028
a
3,473,040
4,400,000 4.375%,  3/21/2029 4,963,059
6,000,000 4.375%,  3/21/2029
a
6,767,808
1,005,000 7.500%,  3/31/2030
a
1,143,429
2,600,000 5.100%,  3/28/2035
a
3,171,147
5,000,000 5.625%,  4/4/2042
a
6,685,760
8,000,000 5.250%,  6/23/2047
a
10,465,360
Total 51,773,859
Saudi Arabia (7.3%)
Saudi Arabia Government
International Bond
3,000,000 5.250%,  1/16/2050
a
3,847,020
2,500,000 2.375%,  10/26/2021
a
2,519,800
3,000,000 2.875%,  3/4/2023
a
3,085,698
6,000,000 4.000%,  4/17/2025
a
6,526,656
11,300,000 3.250%,  10/26/2026
a
11,899,804
6,000,000 3.625%,  3/4/2028
a
6,442,500
6,800,000 4.375%,  4/16/2029
a
7,758,501
5,000,000 4.500%,  4/17/2030
a
5,814,100
5,250,000 4.500%,  10/26/2046
a
5,997,726
4,000,000 4.625%,  10/4/2047
a
4,650,480
6,700,000 5.000%,  4/17/2049
a
8,257,750
Total 66,800,035
Senegal (0.8%)
Senegal Government International
Bond
7,000,000 6.250%,  5/23/2033 7,464,590
Total 7,464,590
South Africa (2.1%)
Eskom Holdings SOC, Ltd.
1,500,000 6.350%,  8/10/2028
a
1,609,764
South Africa Government
International Bond
4,125,000 5.875%,  5/30/2022 4,413,750
2,000,000 4.665%,  1/17/2024 2,095,000
1,600,000 4.875%,  4/14/2026 1,676,550
1,500,000 4.850%,  9/27/2027 1,567,920
Principal
Amount Long-Term Fixed Income (96.6%) Value
South Africa (2.1%) - continued
$ 500,000 5.875%,  6/22/2030 $ 544,611
500,000 6.250%,  3/8/2041 543,765
5,200,000 5.650%,  9/27/2047 5,127,720
Total 17,579,080
Sri Lanka (1.4%)
Sri Lanka Government International
Bond
1,500,000 6.250%,  10/4/2020
a
1,516,500
1,500,000 5.750%,  1/18/2022
a
1,517,086
1,500,000 5.875%,  7/25/2022
a
1,521,727
1,000,000 5.750%,  4/18/2023
a
1,001,000
2,000,000 6.350%,  6/28/2024
a
2,010,000
1,500,000 6.200%,  5/11/2027
a
1,427,062
1,000,000 6.750%,  4/18/2028
a
964,949
2,000,000 7.550%,  3/28/2030
a
1,981,624
Total 11,939,948
Supranational (0.6%)
African Export-Import Bank
3,000,000 3.994%,  9/21/2029
a
3,128,910
Banque Ouest Africaine de
Developpement
3,000,000 4.700%,  10/22/2031
a
3,142,860
Total 6,271,770
Trinidad and Tobago (0.6%)
Telecommunications Services of
Trinidad and Tobago, Ltd.
5,000,000 8.875%,  10/18/2029
a
5,262,500
Total 5,262,500
Turkey (8.4%)
Hazine Mustesarligi Varlik Kiralama
AS
3,000,000 5.800%,  2/21/2022
a
3,135,468
Turkey Government International
Bond
2,750,000 7.000%,  6/5/2020 2,787,813
2,500,000 5.625%,  3/30/2021 2,575,000
3,000,000 6.250%,  9/26/2022 3,202,500
5,000,000 7.250%,  12/23/2023 5,562,500
8,000,000 5.750%,  3/22/2024 8,480,000
2,250,000 7.375%,  2/5/2025 2,542,338
2,042,000 4.875%,  10/9/2026 2,044,553
4,300,000 6.000%,  3/25/2027 4,547,250
1,000,000 5.125%,  2/17/2028 1,001,300
11,500,000 7.625%,  4/26/2029
b
13,364,150
9,439,000 6.875%,  3/17/2036 10,477,290
5,935,000 6.750%,  5/30/2040 6,469,150
6,500,000 6.625%,  2/17/2045 6,952,218
3,000,000 5.750%,  5/11/2047 2,894,400
Total 76,035,930
Ukraine (1.1%)
Ukraine Government International
Bond
9,000,000 7.375%,  9/25/2032 9,945,000
Total 9,945,000
United Arab Emirates (3.2%)
Abu Dhabi Government International
Bond
3,000,000 2.500%,  10/11/2022
a
3,045,990
3,000,000 3.125%,  5/3/2026
a
3,165,000

Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (96.6%) Value
United Arab Emirates (3.2%) - continued
$ 5,500,000 3.125%,  10/11/2027
a
$ 5,830,000
7,500,000 2.500%,  9/30/2029
a
7,604,250
4,000,000 4.125%,  10/11/2047
a
4,745,120
Dubai Government International Bond
4,300,000 5.250%,  1/30/2043 4,972,090
Total 29,362,450
United Kingdom (0.5%)
NAK Naftogaz Ukraine
4,000,000 7.625%,  11/8/2026
a
4,258,282
Total 4,258,282
Uruguay (1.2%)
Uruguay Government International
Bond
4,000,000 4.975%,  4/20/2055 4,955,040
4,000,000 5.100%,  6/18/2050 5,030,040
840,312 4.375%,  1/23/2031 965,098
Total 10,950,178
Total Long-Term Fixed Income
(cost $811,098,928) 874,628,688
Shares
Collateral Held for Securities Loaned
( 0.3% )
2,658,620 Thrivent Cash Management Trust 2,658,620
Total Collateral Held for Securities
Loaned
(cost $2,658,620) 2,658,620
Shares Short-Term Investments ( 1.9% )
Thrivent Core Short-Term Reserve
Fund
1,725,851 1.900% 17,258,503
Total Short-Term Investments (cost
$17,258,504) 17,258,503
Total Investments (cost
$831,016,052) 98.8% $894,545,811
Other Assets and Liabilities,
Net 1.2% 11,235,657
Total Net Assets 100.0% $905,781,468
a Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of January 31, 2020, the value of these investments was $441,527,903 or 48.7% of total net
assets.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets Debt
Fund as of January 31, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 2,560,135
Total lending $2,560,135
Gross amount payable upon return of
collateral for securities loaned $2,658,620
Net amounts due to counterparty $98,485

Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2020, in valuing Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 3,110,970 – 3,110,970 –
Communications Services 8,502,500 – 8,502,500 –
Energy 37,294,523 – 37,294,523 –
Financials 998,250 – 998,250 –
Foreign Government 823,112,681 – 823,112,681 –
Utilities 1,609,764 – 1,609,764 –
Subtotal Investments in Securities $874,628,688 $– $874,628,688 $–
Other Investments  * Total
Affiliated Short-Term Investments 17,258,503
Collateral Held for Securities Loaned 2,658,620
Subtotal Other Investments $19,917,123
Total Investments at Value $894,545,811
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Debt Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
1/31/2020
Shares Held at
1/31/2020
% of Net
Assets
1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $15,590 $48,728 $47,059 $17,259 1,726 1.9%
Total Affiliated Short-Term Investments 15,590 17,259 1.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,415 9,310 10,066 2,659 2,659 0.3
Total Collateral Held for Securities Loaned 3,415 2,659 0.3
Total Value $19,005 $19,918
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $– $– 0 $101
Total Income/Non Income Cash from Affiliated Investments $101
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $– $– $0

International Equity Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.6% ) Value
Australia (3.7%)
120,124 AGL Energy, Ltd. $ 1,594,187
57,900 Carsales.com, Ltd. 659,044
16,327 Commonwealth Bank of Australia 924,391
185,594 Computershare, Ltd. 2,191,497
96,556 CSL, Ltd. 19,858,477
1,026,982 FlexiGroup , Ltd. 1,426,006
473,227 GWA Group, Ltd.
a
1,123,979
23,239 Rio Tinto, Ltd. 1,507,936
339,110 Sandfire Resources, Ltd. 1,245,493
318,843 Seven West Media, Ltd.
b
52,480
107,599 Super Retail Group, Ltd. 669,947
Total 31,253,437
Belgium (0.1%)
2,860 Cofinimmo SA 456,118
Total 456,118
Bermuda (0.1%)
274,000 Road King Infrastructure, Ltd. 459,990
Total 459,990
Canada (16.1%)
97,786 Allied Properties REIT 4,080,205
172,543 Bank of Montreal
a
13,159,109
245,455 CGI, Inc.
b
18,793,981
58,309 Choice Properties REIT 644,157
770,508 CI Financial Corporation 13,501,648
8,753 First Capital REIT 143,326
129,712 Granite REIT 7,008,996
15,585 IA Financial Corporation, Inc. 857,681
123,550 Laurentian Bank of Canada
a
4,009,727
586,834 Manulife Financial Corporation 11,431,601
142,195 National Bank of Canada 7,889,813
41,719 Northland Power, Inc. 939,103
18,202 Northview Apartment REIT 422,384
18,399 Onex Corporation 1,180,350
159,961 Power Corporation of Canada 3,991,168
36,913 Power Financial Corporation 958,109
126,175 Quebecor, Inc. 3,131,016
106,576 RioCan REIT 2,187,248
60,319 Royal Bank of Canada 4,766,632
323,212 Sun Life Financial, Inc. 15,195,897
381,039 Toronto-Dominion Bank 21,058,782
42,517 Transcontinental, Inc. 499,898
Total 135,850,831
Denmark (3.1%)
50,312 Carlsberg AS 7,347,252
272,412 Novo Nordisk AS 16,582,180
37,146 Topdanmark AS 1,755,337
Total 25,684,769
Finland (0.7%)
186,103 UPM- Kymmene Oyj 5,863,834
Total 5,863,834
France (3.9%)
142,819 CNP Assurances 2,570,791
5,953 Gaztransport Et Technigaz SA 601,755
20,964 Ipsos SA 679,238
59,313 Klepierre SA 2,016,167
157,018 Legrand SA 12,607,831
5,455 LNA Sante 277,328
6,763 L'Oreal SA 1,881,106
107,699 Schneider Electric SE 10,740,481
Shares Common Stock (99.6%) Value
France (3.9%) - continued
35,109 Total SA $ 1,709,488
Total 33,084,185
Germany (4.4%)
71,716 Allianz SE 17,121,793
77,314 Alstria Office REIT AG 1,533,837
21,060 Deutsche Boerse AG 3,418,544
12,199 Deutsche EuroShop AG 332,598
245,014 Deutsche Pfandbriefbank AG
c
3,946,341
17,242 Dialog Semiconductor plc
b
757,389
4,806 LEG Immobilien AG 592,776
7,933 Muenchener Rueckversicherungs-
Gesellschaft AG 2,338,976
268,183 TAG Immobilien AG 7,068,181
Total 37,110,435
Hong Kong (0.4%)
629,000 HKT Trust and HKT, Ltd. 938,928
754,000 Hysan Development Company, Ltd. 2,814,662
Total 3,753,590
Ireland (<0.1%)
12,250 Glanbia plc 143,060
Total 143,060
Israel (1.5%)
716,743 Bank Leumi Le-Israel BM 5,153,333
1,677,092 Israel Discount Bank, Ltd. 7,606,672
Total 12,760,005
Italy (0.4%)
81,295 Recordati SPA 3,478,678
Total 3,478,678
Japan (22.5%)
98,000 Air Water, Inc. 1,346,041
27,300 AOKI Holdings, Inc. 266,346
55,600 Aoyama Trading Company, Ltd. 712,779
39,000 Arcs Company, Ltd. 686,174
31,400 Autobacs Seven Company, Ltd. 457,565
46,400 Benesse Holdings, Inc. 1,274,601
144,400 Bridgestone Corporation 5,114,508
108,100 Canon, Inc. 2,834,848
34,700 Chiyoda Company, Ltd. 466,283
504,700 Citizen Watch Company, Ltd. 2,439,937
75,300 Daito Trust Construction Company,
Ltd. 8,870,080
245,700 Denso Corporation 10,079,145
15,100 Exedy Corporation 312,474
14,700 Fuji Soft, Inc. 589,196
28,400 GS Yuasa Corporation 560,347
33,900 Hanwa Company, Ltd. 817,542
90,600 Hino Motors, Ltd. 848,374
38,800 Hokuetsu Corporation 178,856
25,400 Honda Motor Company, Ltd. 649,615
118,600 Inaba Denki Sangyo Company, Ltd. 2,967,391
1,536,800 JXTG Holdings, Inc. 6,536,287
22,700 Kewpie Corporation 473,418
74,200 Kinden Corporation 1,264,362
138,000 Kyoei Steel, Ltd. 2,420,458
16,900 KYORIN Holdings, Inc. 303,424
25,500 Lintec Corporation 551,222
953,900 Marubeni Corporation 6,854,359
7,400 Maruichi Steel Tube, Ltd. 205,329
12,400 Ministop Company, Ltd. 175,027
485,000 Mitsubishi Corporation 12,433,286

International Equity Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.6%) Value
Japan (22.5%) - continued
268,800 Mitsubishi Electric Corporation $ 3,726,953
9,400 Mitsubishi Materials Corporation 236,417
45,600 Mitsuboshi Belting, Ltd. 777,998
689,300 Mitsui & Company, Ltd. 12,259,628
78,700 NEC Networks & System Integration
Corporation 2,941,520
170,500 NHK Spring Company, Ltd. 1,372,779
96,700 Nippon Light Metal Holdings
Company, Ltd. 184,508
736,600 Nippon Steel Corporation 10,220,682
29,000 Nippon Telegraph & Telephone
Corporation 739,414
9,500 Nissan Chemical Industries, Ltd. 392,578
1,963,900 Nissan Motor Company, Ltd. 10,656,706
149,300 Nitto Kogyo Corporation 3,090,731
32,600 Onward Holdings Company, Ltd. 187,264
7,800 Oracle Corporation Japan 675,149
56,500 Park24 Company, Ltd. 1,418,868
24,000 PLENUS Company, Ltd.
a
436,926
45,300 Rinnai Corporation 3,229,073
30,000 Ryoyo Electro Corporation 507,993
65,000 Sangetsu Company, Ltd. 1,147,153
8,200 Sanyo Special Steel Company, Ltd. 111,145
41,000 Senshu Ikeda Holdings, Inc. 74,852
33,500 Seven & I Holdings Company, Ltd. 1,284,502
21,000 SHIMAMURA Company, Ltd. 1,577,799
2,327,100 Sojitz Corporation 7,324,762
21,400 Start Today Company, Ltd. 356,433
71,500 Sugi Holdings Company, Ltd. 3,582,298
489,000 Sumitomo Corporation 7,273,718
756,200 Sumitomo Electric Industries, Ltd. 10,081,383
15,000 Sumitomo Forestry Company, Ltd. 208,291
543,800 Sumitomo Rubber Industries, Ltd. 5,974,896
228,100 Sundrug Company, Ltd. 7,729,878
22,200 Taikisha, Ltd. 759,120
22,300 Taiyo Holdings Company, Ltd. 943,330
12,600 Takara Standard Company, Ltd. 216,166
104,500 Toagosei Company, Ltd. 1,168,376
60,600 Toppan Forms Company, Ltd. 687,640
839,600 Toray Industries, Inc. 5,493,767
166,900 Toyoda Gosei Company, Ltd. 3,786,727
47,200 Tsubakimoto Chain Company 1,452,477
218,500 TV Asahi Holdings Corporation 4,167,777
13,100 United Arrows, Ltd. 348,356
28,000 Yuasa Trading Company, Ltd. 898,341
Total 192,393,648
Netherlands (5.7%)
83,719 Aalberts NV 3,655,231
78,866 BE Semiconductor Industries NV 3,338,921
110,483 Euronext NV
c
9,577,024
50,945 ForFarmers BV 333,354
68,176 Koninklijke DSM NV 8,297,425
140,791 Koninklijke Philips NV 6,447,889
123,950 Pharming Group NV
b
181,465
248,915 Signify NV
c
8,295,574
82,182 Unilever NV 4,795,516
49,317 Wolters Kluwer NV 3,705,767
Total 48,628,166
Norway (0.8%)
367,255 DnB ASA 6,420,561
30,348 Entra ASA
c
517,918
Total 6,938,479
Shares Common Stock (99.6%) Value
Singapore (1.6%)
1,540,464 Ascendas REIT $ 3,546,966
197,500 Ascott Trust 182,361
429,300 DBS Group Holdings, Ltd. 7,908,160
390,700 Mapletree Commercial Trust 670,965
83,700 Singapore Exchange, Ltd. 531,024
642,600 Wing Tai Holdings, Ltd. 941,815
Total 13,781,291
Spain (2.9%)
158,299 Amadeus IT Holding SA 12,411,648
37,556 CIA De Distribucion Integral 842,724
163,799 Enagas SA 4,413,387
91,525 Grifols SA 3,073,900
668,810 Mediaset Espana Comunicacion SA 3,661,818
Total 24,403,477
Sweden (4.8%)
274,247 AB Industrivarden 6,464,440
121,122 Assa Abloy AB 2,874,987
280,152 Atlas Copco AB, Class A 9,915,712
86,588 Atlas Copco AB, Class B 2,691,450
175,366 Castellum AB 4,309,964
154,474 Granges AB 1,427,004
236,483 Hexpol AB 2,131,878
20,880 Kungsleden AB 222,532
11,168 L E Lundbergforetagen AB 484,825
78,158 Nobina AB
c
593,478
115,282 Sandvik AB 2,104,092
339,099 SKF AB 6,207,081
70,993 Volvo AB 1,213,535
Total 40,640,978
Switzerland (14.0%)
67,265 Baloise Holding AG 12,153,352
441 Geberit AG 232,730
189 Lindt & Spruengli AG 1,586,446
143,852 Nestle SA 15,865,826
236,255 Novartis AG 22,318,576
28,499 Pargesa Holding SA 2,283,024
90,129 PSP Swiss Property AG 13,628,138
73,489 Roche Holding AG 24,653,253
23,662 Sonova Holding AG 5,933,753
26,677 Swiss Life Holding AG 13,409,850
43,845 Swiss Prime Site AG 5,352,824
5,202 Zurich Insurance Group AG 2,159,443
Total 119,577,215
United Kingdom (12.9%)
1,230,211 Auto Trader Group plc
c
9,077,453
53,095 Berkeley Group Holdings plc 3,673,861
845,149 GlaxoSmithKline plc 19,843,585
457,280 Halma plc 12,692,459
1,998,927 HSBC Holdings plc 14,532,544
466,306 Moneysupermarket.com Group plc 2,001,639
183,898 National Express Group plc 1,085,481
55,985 Northgate plc 196,649
243,527 PageGroup plc 1,468,320
31,987 Paragon Banking Group plc 214,573
293,241 Redrow plc 3,078,432
508,208 RELX plc 13,483,671
53,090 Rightmove plc 460,106
301,517 Royal Dutch Shell plc, Class A 7,917,941
487,231 Royal Dutch Shell plc, Class B 12,802,767
24,195 Spirax-Sarco Engineering plc 2,842,303
1,102,018 Taylor Wimpey plc 3,130,163

International Equity Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.6%) Value
United Kingdom (12.9%) - continued
45,474 Unilever plc $ 2,712,583
Total 111,214,530
Total Common Stock
(cost $806,696,034) 847,476,716
Shares
Collateral Held for Securities Loaned
( 1.6% )
13,263,902 Thrivent Cash Management Trust 13,263,902
Total Collateral Held for Securities
Loaned
(cost $13,263,902) 13,263,902
Shares Short-Term Investments ( 0.8% )
Thrivent Core Short-Term Reserve
Fund
676,722 1.900% 6,767,215
Total Short-Term Investments (cost
$6,767,215) 6,767,215
Total Investments (cost
$826,727,151) 102.0% $867,507,833
Other Assets and Liabilities,
Net (2.0%) (16,789,478)
Total Net Assets 100.0% $850,718,355
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2020, the value of these investments was $32,007,788 or 3.8% of total
net assets.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity Fund as of January 31, 2020:
Securities Lending Transactions
Common Stock $ 12,343,572
Total lending $12,343,572
Gross amount payable upon return of
collateral for securities loaned $13,263,902
Net amounts due to counterparty $920,330
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Equity Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2020, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 24,142,025 – 24,142,025 –
Consumer Discretionary 75,326,115 – 75,326,115 –
Consumer Staples 48,596,440 – 48,596,440 –
Energy 29,568,238 – 29,568,238 –
Financials 220,476,373 – 220,476,373 –
Health Care 116,504,619 – 116,504,619 –
Industrials 153,120,125 – 153,120,125 –
Information Technology 57,734,601 – 57,734,601 –
Materials 43,926,279 – 43,926,279 –
Real Estate 71,135,224 – 71,135,224 –
Utilities 6,946,677 – 6,946,677 –
Subtotal Investments in Securities $847,476,716 $– $847,476,716 $–
Other Investments  * Total
Affiliated Short-Term Investments 6,767,215
Collateral Held for Securities Loaned 13,263,902
Subtotal Other Investments $20,031,117
Total Investments at Value $867,507,833
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
1/31/2020
Shares Held at
1/31/2020
% of Net
Assets
1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $— $30,507 $23,740 $6,767 677 0.8%
Total Affiliated Short-Term Investments — 6,767 0.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   16,254 51,604 54,594 13,264 13,264 1.6
Total Collateral Held for Securities Loaned 16,254 13,264 1.6
Total Value $16,254 $20,031
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $– $– $0 $11
Total Income/Non Income Cash from Affiliated Investments $11
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 18
Total Affiliated Income from Securities Loaned, Net $18
Total $– $– $0

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.8% ) Value
Communications Services (2.6%)
5,967 Alphabet, Inc., Class A
a
$ 8,549,398
485,431 Verizon Communications, Inc. 28,854,019
Total 37,403,417
Consumer Discretionary (7.0%)
4,146 AutoZone, Inc.
a
4,386,302
132,157 Home Depot, Inc. 30,145,012
141,879 McDonald's Corporation 30,357,849
30,111 O'Reilly Automotive, Inc.
a
12,228,077
18,658 Ross Stores, Inc. 2,093,241
309,692 TJX Companies, Inc. 18,284,216
47,304 Yum! Brands, Inc. 5,003,344
Total 102,498,041
Consumer Staples (16.7%)
525,814 Coca-Cola Company 30,707,538
415,004 Colgate-Palmolive Company 30,618,995
54,436 Costco Wholesale Corporation 16,631,287
145,579 Hershey Company 22,589,493
107,492 Kimberly-Clark Corporation 15,397,154
15,797 McCormick & Company, Inc. 2,580,756
535,510 Mondelez International, Inc. 30,727,564
219,918 PepsiCo, Inc. 31,232,754
224,616 Procter & Gamble Company 27,991,646
107,230 Sysco Corporation 8,807,872
241,600 Wal-Mart Stores, Inc. 27,660,784
Total 244,945,843
Energy (0.4%)
53,856 Chevron Corporation 5,770,132
Total 5,770,132
Financials (9.9%)
7,547 Alleghany Corporation
a
6,019,940
197,759 American Financial Group, Inc. 21,514,202
79,617 Aon plc 17,535,644
139,095 Arthur J. Gallagher & Company 14,266,974
120,151 Berkshire Hathaway, Inc.
a
26,965,489
105,337 Hanover Insurance Group, Inc. 14,597,601
12,410 Markel Corporation
a
14,556,558
270,066 Marsh & McLennan Companies, Inc. 30,209,583
Total 145,665,991
Health Care (16.1%)
253,328 Abbott Laboratories 22,075,002
92,864 Baxter International, Inc. 8,285,326
21,284 Becton, Dickinson and Company 5,856,931
7,490 Chemed Corporation 3,498,130
202,794 Danaher Corporation 32,623,471
24,838 Eli Lilly and Company 3,468,378
212,511 Johnson & Johnson 31,636,513
3,688 Laboratory Corporation of America
Holdings
a
646,875
247,403 Medtronic plc 28,560,202
340,335 Merck & Company, Inc. 29,078,222
361,373 Pfizer, Inc. 13,457,531
8,076 Stryker Corporation 1,701,613
44,178 Thermo Fisher Scientific, Inc. 13,836,108
99,218 UnitedHealth Group, Inc. 27,031,944
98,969 Zoetis, Inc. 13,282,629
Total 235,038,875
Industrials (12.0%)
178,079 AMETEK, Inc. 17,300,375
71,782 General Dynamics Corporation 12,593,434
143,084 Honeywell International, Inc. 24,785,010
Shares Common Stock (99.8%) Value
Industrials (12.0%) - continued
14,834 IDEX Corporation $ 2,430,551
60,983 Lockheed Martin Corporation 26,108,042
207,920 Republic Services, Inc. 19,762,796
20,853 Teledyne Technologies, Inc.
a
7,612,596
127,483 United Technologies Corporation 19,147,947
93,117 Verisk Analytics, Inc. 15,128,719
153,598 Waste Connections, Inc. 14,793,023
132,128 Waste Management, Inc. 16,079,978
Total 175,742,471
Information Technology (15.2%)
142,037 Accenture plc 29,147,413
8,545 Adobe, Inc.
a
3,000,491
253,861 Amphenol Corporation 25,251,554
159,417 Automatic Data Processing, Inc. 27,322,479
62,579 Broadridge Financial Solutions, Inc. 7,456,288
158,436 Cognizant Technology Solutions
Corporation 9,724,802
11,776 Gartner, Inc.
a
1,893,345
41,563 Intuit, Inc. 11,653,434
126,407 Jack Henry & Associates, Inc. 18,902,903
67,419 MasterCard, Inc. 21,300,359
202,151 Microsoft Corporation 34,412,165
10,607 Motorola Solutions, Inc. 1,877,439
150,674 Oracle Corporation 7,902,851
89,468 Paychex, Inc. 7,673,670
105,373 Synopsys, Inc.
a
15,543,571
Total 223,062,764
Materials (1.5%)
63,695 Ecolab, Inc. 12,491,227
16,785 Sherwin-Williams Company 9,349,077
Total 21,840,304
Real Estate (7.1%)
307,835 Apartment Investment &
Management Company 16,225,983
11,554 AvalonBay Communities, Inc. 2,503,636
214,761 Camden Property Trust 24,145,579
234,993 Douglas Emmett, Inc. 9,752,210
354,287 Equity Residential 29,434,164
10,399 Essex Property Trust, Inc. 3,221,194
65,841 First Industrial Realty Trust, Inc. 2,811,411
53,208 Kilroy Realty Corporation 4,393,385
29,265 Public Storage, Inc. 6,548,336
70,061 Realty Income Corporation 5,493,483
Total 104,529,381
Utilities (11.3%)
78,391 ALLETE, Inc. 6,544,081
140,500 American Electric Power Company,
Inc. 14,642,910
319,098 Consolidated Edison, Inc. 29,995,212
225,511 DTE Energy Company 29,905,014
260,991 Duke Energy Corporation 25,480,551
106,088 IDACORP, Inc. 11,902,013
135,377 NextEra Energy, Inc. 36,308,111
147,460 Xcel Energy, Inc. 10,202,757
Total 164,980,649
Total Common Stock
(cost $1,292,856,581) 1,461,477,868

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Short-Term Investments ( 0.1% ) Value
Thrivent Core Short-Term Reserve
Fund
175,058 1.900% $ 1,750,580
Total Short-Term Investments (cost
$1,750,580) 1,750,580
Total Investments (cost
$1,294,607,161) 99.9% $1,463,228,448
Other Assets and Liabilities, Net
0.1% 1,032,768
Total Net Assets 100.0% $1,464,261,216
a Non-income producing security.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2020, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 37,403,417 37,403,417 – –
Consumer Discretionary 102,498,041 102,498,041 – –
Consumer Staples 244,945,843 244,945,843 – –
Energy 5,770,132 5,770,132 – –
Financials 145,665,991 145,665,991 – –
Health Care 235,038,875 235,038,875 – –
Industrials 175,742,471 175,742,471 – –
Information Technology 223,062,764 223,062,764 – –
Materials 21,840,304 21,840,304 – –
Real Estate 104,529,381 104,529,381 – –
Utilities 164,980,649 164,980,649 – –
Subtotal Investments in Securities $1,461,477,868 $1,461,477,868 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 1,750,580
Subtotal Other Investments $1,750,580
Total Investments at Value $1,463,228,448
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve
Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core
Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2019
Gross
Purchases
Gross
Sales
Value
1/31/2020
Shares Held at
1/31/2020
% of Net
Assets
1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $1,504 $83,652 $83,405 $1,751 175 0.1%
Total Affiliated Short-Term Investments 1,504 1,751 0.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 3,428 3,428 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $1,504 $1,751
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2019
- 1/31/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 1.900% $– $– $0 $22
Total Income/Non Income Cash from Affiliated Investments $22
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $0

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Asset-Backed Securities ( 4.9% )
a
Value
Americredit Automobile Receivables
Trust
$ 3,111,323
2.179% , 9/18/2020, Ser.
2019-3 $ 3,111,959
ARI Fleet Lease Trust
8,699,853
2.449% , 6/15/2020, Ser.
2019-A
b
8,706,643
Ascentium Equipment Receivables,
LLC
5,965,150
2.150% , 11/10/2020, Ser.
2019-2A
b
5,965,317
Axis Equipment Finance Receivables
Trust
6,272,699
2.450% , 7/20/2020, Ser.
2019-1A
b
6,274,708
BMW Vehicle Owner Trust
4,178,615
2.111% , 9/25/2020, Ser.
2019-A 4,179,393
Capital One Prime Auto Receivables
Trust
5,182,640
2.132% , 9/15/2020, Ser.
2019-2 5,182,619
Carmax Auto Owner Trust
20,077,924
1.968% , 11/16/2020, Ser.
2019-4 20,081,237
Carvana Auto Receivables Trust
4,417,423
2.214% , 10/15/2020, Ser.
2019-3A
b
4,417,969
10,000,000
1.947% , 12/15/2020, Ser.
2019-4A
b
10,003,372
CCG Receivables Trust
11,521,574
1.974% , 11/16/2020, Ser.
2019-2
b
11,525,984
CNH Equipment Trust
1,319,208
2.566% , 6/12/2020, Ser.
2019-B 1,319,640
7,064,739
1.995% , 11/16/2020, Ser.
2019-C 7,066,132
Dell Equipment Finance Trust
18,995,590
2.012% , 10/22/2020, Ser.
2019-2
b
19,006,995
DLL Securitization Trust
118,649
2.303% , 7/20/2020, Ser.
2019-MA2
b
118,681
14,917,989
2.062% , 10/20/2020, Ser.
2019-MT3
b
14,921,088
Drive Auto Receivables Trust
1,022,454
2.195% , 9/15/2020, Ser.
2019-4 1,022,622
11,500,000
1.743% , 1/15/2021, Ser.
2020-1 11,499,921
Enterprise Fleet Financing, LLC
27,660,941
1.973% , 11/20/2020, Ser.
2019-3
b
27,678,243
GM Financial Automobile Leasing
Trust
3,226,975
2.200% , 8/20/2020, Ser.
2019-3 3,227,838
3,386,041
1.990% , 10/16/2020, Ser.
2019-4 3,386,360
Hewlett-Packard Financial Services
Company Equipment Trust
5,362,505
2.150% , 10/9/2020, Ser.
2019-1A
b
5,365,711
Principal
Amount Asset-Backed Securities (4.9%)
a
Value
Hyundai Auto Lease Securitization
Trust
$ 3,507,724
2.180% , 8/17/2020, Ser.
2019-B
b
$ 3,508,752
Hyundai Auto Receivables Trust
9,515,009
1.907% , 10/15/2020, Ser.
2019-B 9,516,263
Kubota Credit Owner Trust
2,588,455
2.510% , 6/15/2020, Ser.
2019-1A
b
2,588,710
MMAF Equipment Finance, LLC
2019-B
4,733,074
2.125% , 10/9/2020, Ser.
2019-B
b
4,736,056
Santander Drive Auto Receivables
Trust
498,330
2.208% , 8/17/2020, Ser.
2019-3 498,437
Santander Retail Auto Lease Trust
5,298,253
1.981% , 10/20/2020, Ser.
2019-C
b
5,298,352
Tesla Auto Lease Trust
12,332,878
2.005% , 12/18/2020, Ser.
2019-A
b
12,341,572
Transportation Finance Equipment
Trust
10,119,796
2.003% , 10/23/2020, Ser.
2019-1
b
10,124,480
Volkswagen Auto Lease Trust
11,973,780
2.128% , 10/20/2020, Ser.
2019-A 11,980,449
Westlake Automobile Receivables
Trust
9,727,022
2.022% , 11/16/2020, Ser.
2019-3A
b
9,731,138
World Omni Automobile Lease
Securitization Trust
879,158
2.151% , 8/17/2020, Ser.
2019-B 879,221
World Omni Select Auto Trust
5,130,228
2.121% , 10/15/2020, Ser.
2019-A 5,131,536
Total 250,397,398
Principal
Amount Basic Materials ( 2.9% )
a
Value
Dowdupont, Inc.
2,625,000 1.800% , 2/6/2020
b
2,624,244
10,000,000 1.850% , 2/18/2020
b
9,991,220
8,880,000 1.854% , 2/24/2020
b
8,869,492
Ecolab, Inc.
9,070,000 1.700% , 2/3/2020
b
9,068,734
EI du Pont de Nemours & Company
1,250,000 1.870% , 2/18/2020
b
1,248,903
1,605,000 1.780% , 3/4/2020
b
1,602,366
10,000,000 1.750% , 3/31/2020
b
9,970,333
LyondellBasell Industries NV
20,000,000 1.770% , 2/18/2020
b,c
19,982,440
11,500,000 1.710% , 2/19/2020
b,c
11,489,330
13,200,000 1.750% , 2/26/2020
b,c
13,183,107
Nutrien, Ltd.
25,000,000 1.770% , 2/6/2020
b
24,992,575
11,880,000 1.730% , 2/11/2020
b
11,873,495
15,000,000 1.700% , 2/12/2020
b
14,991,030

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Basic Materials (2.9%)
a
Value
$ 9,000,000 1.720% , 2/14/2020
b
$ 8,993,707
Total 148,880,976
Principal
Amount Capital Goods ( 3.3% )
a
Value
Boeing Company
40,000,000 2.146% , 2/19/2020
b
39,962,633
19,100,000 2.112% , 2/26/2020
b
19,075,584
15,000,000 2.200% , 3/4/2020
b
14,975,525
10,000,000 1.985% , 3/9/2020
b
9,981,032
General Dynamics Corporation
10,560,000
2.191% (LIBOR 3M + 0.290%),
5/11/2020
d
10,569,336
John Deere Capital Corporation
24,410,000
2.187% (LIBOR 3M + 0.300%),
3/13/2020
d
24,420,993
25,000,000
2.218% (LIBOR 3M + 0.290%),
6/22/2020
d
25,027,211
25,000,000
2.254% (LIBOR 3M + 0.420%),
7/10/2020
d
25,042,359
Total 169,054,673
Principal
Amount Communications Services ( 0.1% )
a
Value
TWDC Enterprises 18 Corporation
5,000,000
2.082% (LIBOR 3M + 0.190%),
6/5/2020
d
5,004,419
Total 5,004,419
Principal
Amount Consumer Cyclical ( 10.1% )
a
Value
American Honda Finance Corporation
23,500,000
2.249% (LIBOR 3M + 0.340%),
2/14/2020
d
23,503,999
15,000,000
2.045% (LIBOR 3M + 0.150%),
2/21/2020
d
15,001,821
4,500,000
1.995% (LIBOR 3M + 0.090%),
5/13/2020
d
4,501,606
25,000,000
2.079% (LIBOR 3M + 0.180%),
5/22/2020
d
25,014,542
21,773,000
2.154% (LIBOR 3M + 0.260%),
6/16/2020
d
21,797,759
20,974,000
2.089% (LIBOR 3M + 0.270%),
7/20/2020
d
20,992,460
11,500,000
2.099% (LIBOR 3M + 0.280%),
10/19/2020
d
11,520,046
BMW US Capital, LLC
7,996,000 2.150% , 4/6/2020
b
8,001,242
4,405,000
2.280% (LIBOR 3M + 0.380%),
4/6/2020
b,d
4,408,709
17,555,000
2.279% (LIBOR 3M + 0.370%),
8/14/2020
b,d
17,582,970
Charta, LLC
20,000,000 1.810% , 4/6/2020
b,c
19,939,794
10,000,000 1.800% , 4/13/2020
b,c
9,966,420
Daimler Finance North America, LLC
10,000,000 1.830% , 3/13/2020
b,c
9,979,140
10,000,000 2.090% , 3/17/2020
b,c
9,977,115
21,000,000 1.830% , 4/16/2020
b,c
20,919,712
ERAC USA Finance, LLC
25,000,000 1.730% , 2/24/2020
b,c
24,970,533
McDonald's Corporation
12,040,000 1.720% , 2/11/2020
b
12,034,879
11,174,000 1.710% , 2/12/2020
b
11,168,808
Nissan Motor Acceptance Corporation
10,000,000 1.950% , 2/3/2020
b,c
9,998,604
Principal
Amount Consumer Cyclical (10.1%)
a
Value
$ 22,988,000 1.916% , 2/7/2020
b,c
$ 22,980,401
10,000,000 2.020% , 3/9/2020
b,c
9,980,346
Starbucks Corporation
25,000,000 1.880% , 2/11/2020
b
24,986,059
Toyota Credit Canada, Inc.
25,000,000 1.890% , 4/6/2020
c
24,919,700
Toyota Financial Services de Puerto
Rico, Inc.
25,000,000 2.080% , 3/12/2020 24,953,676
5,000,000 1.910% , 3/13/2020 4,990,503
Toyota Motor Credit Corporation
25,000,000
1.950% (LIBOR 3M + 0.050%),
2/25/2020
c,d
25,002,295
9,175,000 1.970% , 4/14/2020 9,143,787
13,982,000
2.096% (LIBOR 3M + 0.260%),
4/17/2020
d
13,991,579
25,000,000
1.984% (LIBOR 3M + 0.090%),
9/14/2020
d
25,014,608
25,000,000
1.978% (LIBOR 3M + 0.100%),
10/5/2020
c,d
25,006,643
Walmart, Inc.
25,000,000
1.968% (LIBOR 3M + 0.040%),
6/23/2020
d
25,006,454
Total 517,256,210
Principal
Amount Consumer Non-Cyclical ( 4.2% )
a
Value
Anheuser-Busch InBev Worldwide,
Inc.
5,940,000 1.750% , 2/18/2020
b,c
5,934,802
9,739,000 1.710% , 2/25/2020
b,c
9,727,164
Cigna Corporation
9,320,000
2.250% (LIBOR 3M + 0.350%),
3/17/2020
d
9,324,206
Diageo Capital plc
4,180,000 1.670% , 2/12/2020
b,c
4,177,640
General Mills, Inc.
20,000,000 1.800% , 2/6/2020
b
19,994,353
GlaxoSmithKline, LLC
15,200,000 1.800% , 2/21/2020
b,c
15,185,742
Merck & Company, Inc.
14,495,000
2.276% (LIBOR 3M + 0.375%),
2/10/2020
d
14,495,459
Mondelez International, Inc.
16,000,000 1.730% , 2/12/2020
b
15,990,768
25,000,000 1.800% , 2/20/2020
b
24,975,556
6,500,000 1.740% , 3/4/2020
b
6,489,382
7,000,000 1.720% , 3/6/2020
b
6,987,866
Pfizer, Inc.
15,000,000 1.850% , 2/10/2020
b
14,993,517
10,000,000 2.000% , 2/13/2020
b
9,994,396
Philip Morris International, Inc.
13,660,000 2.000% , 2/21/2020 13,661,093
9,000,000
2.315% (LIBOR 3M + 0.420%),
2/21/2020
d
9,001,451
Reckitt Benckiser Treasury Services
plc
15,000,000 1.800% , 2/13/2020
b,c
14,990,900
5,000,000 1.870% , 3/6/2020
b,c
4,991,736
10,336,000 1.850% , 3/13/2020
b,c
10,315,500
Tyson Foods, Inc.
5,000,000 1.750% , 2/11/2020
b
4,997,339
Total 216,228,870

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Energy ( 3.0% )
a
Value
BP Capital Markets plc
$ 16,900,000 2.315% , 2/13/2020 $ 16,902,069
25,000,000 1.870% , 2/28/2020
b,c
24,968,772
23,840,000 1.850% , 3/2/2020
b,c
23,807,092
Schlumberger Investment SA
25,000,000 1.720% , 2/5/2020
b
24,993,785
25,000,000 1.700% , 4/20/2020
b,c
24,913,611
Shell International Finance BV
25,000,000
2.351% (LIBOR 3M + 0.450%),
5/11/2020
d
25,028,810
Suncor Energy, Inc.
8,830,000 1.750% , 2/7/2020
b,c
8,827,081
6,000,000 1.810% , 3/10/2020
b,c
5,988,391
Total 155,429,611
Principal
Amount Financials ( 42.5% )
a
Value
AIG Global Funding
25,025,000
2.389% (LIBOR 3M + 0.480%),
7/2/2020
b,d
25,072,880
Alpine Securitization, LLC
4,310,000 1.900% , 2/26/2020
b,c
4,304,749
American Express Credit Corporation
5,385,000 1.850% , 2/13/2020 5,381,441
30,650,000 1.917% , 2/28/2020 30,606,017
15,000,000 1.910% , 3/6/2020 14,973,123
ANZ New Zealand International, Ltd.
10,000,000
1.954% (LIBOR 3M + 0.080%),
7/7/2020
b,c,d
10,002,935
Australia and New Zealand Banking
Group, Ltd.
15,000,000
1.788% (LIBOR 1M + 0.130%),
2/20/2020
b,d
15,001,098
10,000,000
1.995% (LIBOR 3M + 0.050%),
3/31/2020
d
10,002,189
25,000,000
1.919% (LIBOR 1M + 0.220%),
4/9/2020
b,d
25,006,715
9,850,000
2.229% (LIBOR 3M + 0.320%),
7/2/2020
b,d
9,861,326
22,300,000
2.403% (LIBOR 3M + 0.500%),
8/19/2020
b,d
22,355,682
9,850,000
2.221% (LIBOR 3M + 0.320%),
11/9/2020
b,d
9,871,431
Bank of America NA
15,000,000
1.789% (LIBOR 1M + 0.130%),
2/24/2020
d
15,000,161
25,000,000
1.980% (LIBOR 1M + 0.130%),
10/6/2020
d
25,007,170
Bank of Montreal
27,754,000
2.334% (LIBOR 3M + 0.440%),
6/15/2020
d
27,799,897
Bank of Montreal Chicago
15,000,000
1.943% (LIBOR 1M + 0.180%),
4/3/2020
d
15,002,647
15,000,000
1.948% (LIBOR 3M + 0.070%),
4/9/2020
d
15,002,980
10,000,000
1.970% (FEDL 1M + 0.370%),
9/8/2020
d
10,010,046
Bank of New York Mellon Corporation
7,845,000
2.774% (LIBOR 3M + 0.870%),
8/17/2020
d
7,882,248
Bank of Nova Scotia
10,000,000
2.000% (FEDL 1M + 0.400%),
9/16/2020
d
10,012,152
Principal
Amount Financials (42.5%)
a
Value
Bank of Nova Scotia Houston
$ 10,000,000
2.078% (LIBOR 3M + 0.190%),
3/11/2020
d
$ 10,002,772
Barton Capital SA
1,891,000 1.710% , 2/11/2020
b,c
1,890,012
Branch Banking and Trust Company
5,270,000
2.127% (LIBOR 3M + 0.220%),
6/1/2020
d
5,272,545
CAFCO, LLC
15,000,000 1.920% , 3/10/2020
b,c
14,974,000
4,200,000 1.690% , 5/4/2020
b,c
4,182,026
Chariot Funding, LLC
15,000,000
1.924% (LIBOR 1M + 0.190%),
2/5/2020
b,d
15,000,817
10,000,000 1.830% , 2/18/2020
b
9,992,000
30,000,000 1.805% , 3/10/2020
b
29,947,155
16,400,000 1.850% , 3/16/2020
b
16,366,585
10,000,000 1.840% , 3/18/2020
b
9,978,680
10,000,000 1.690% , 3/27/2020
b
9,974,411
10,000,000 1.770% , 4/9/2020
b
9,968,088
15,000,000 1.730% , 5/21/2020
b
14,921,375
Ciesco, LLC
10,000,000 2.040% , 3/18/2020
b,c
9,978,028
11,200,000 1.800% , 4/8/2020
b,c
11,163,930
Citibank NA
34,000,000
2.229% (LIBOR 3M + 0.320%),
5/1/2020
d
34,013,850
25,059,000
2.387% (LIBOR 3M + 0.500%),
6/12/2020
d
25,102,749
13,605,000
2.251% (LIBOR 3M + 0.350%),
2/12/2021
d
13,637,823
Citigroup Global Markets, Inc.
8,775,000 1.840% , 3/12/2020
b
8,759,010
5,847,000 1.800% , 3/16/2020
b
5,835,306
Commonwealth Bank of Australia
32,650,000
2.341% (LIBOR 3M + 0.450%),
3/10/2020
b,d
32,669,141
Corporate Receivables Corporation
Funding, LLC
15,000,000 1.860% , 3/9/2020
b,c
14,973,479
CRC Funding, LLC
10,000,000 1.740% , 4/13/2020
b,c
9,965,345
14,000,000 1.710% , 4/17/2020
b,c
13,948,765
Dealers Capital Access Trust, LLC
18,000,000 1.900% , 3/5/2020 17,972,290
9,801,000 1.880% , 3/9/2020 9,784,137
5,000,000 1.930% , 3/16/2020 4,989,813
25,000,000 1.800% , 4/6/2020 24,924,833
15,000,000 1.800% , 4/8/2020 14,953,448
3,500,000 1.770% , 4/13/2020 3,488,275
20,900,000 1.730% , 4/20/2020 20,822,763
7,000,000 1.680% , 4/29/2020 6,970,961
Fairway Finance Company, LLC
22,100,000 1.921% , 3/16/2020
b,c
22,053,038
Glaxosmithkline Finance plc
11,475,000 1.670% , 3/3/2020
b,c
11,458,272
25,000,000 2.000% , 3/6/2020
b,c
24,960,139
10,000,000 1.710% , 3/9/2020
b,c
9,982,689
Goldman Sachs Bank USA
25,000,000
1.880% (SOFRRATE + 0.280%),
2/5/2021
d
25,000,000
Goldman Sachs Group, Inc.
4,169,000
2.966% (LIBOR 3M + 1.160%),
4/23/2020
d
4,175,285
Gotham Funding Corporation
15,610,000 1.900% , 3/11/2020
b,c
15,580,809

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Financials (42.5%)
a
Value
Hartford Financial Services Group,
Inc.
$ 5,380,000 5.500% , 3/30/2020 $ 5,410,343
ING Bank NV
15,338,000 2.450% , 3/16/2020
b
15,350,101
10,450,000
2.874% (LIBOR 3M + 0.970%),
8/17/2020
b,d
10,505,006
ING Funding, LLC
20,000,000
2.098% (LIBOR 3M + 0.170%),
9/23/2020
b,c,d
20,011,297
J.P. Morgan Chase Bank NA
22,400,000 3.086% 0, 4/26/2021
d
22,467,368
Jupiter Securitization Company, LLC
25,000,000 1.720% , 4/24/2020
b,c
24,899,900
Lime Funding, LLC
15,000,000 1.760% , 3/17/2020
b
14,967,398
Lloyds Bank plc
15,000,000
1.961% (LIBOR 1M + 0.300%),
4/20/2020
d
15,006,929
Manhattan Asset Funding
Corporation, LLC
10,535,000 1.660% , 2/18/2020
b,c
10,526,467
Marsh & McLennan Companies, Inc.
3,555,000 1.700% , 2/7/2020
b
3,553,825
MetLife Short Term Funding, LLC
32,864,000 1.834% , 2/24/2020
b,c
32,829,537
13,793,000 1.790% , 2/28/2020
b,c
13,776,651
Metropolitan Life Global Funding I
25,865,000
2.287% (LIBOR 3M + 0.400%),
6/12/2020
b,d
25,900,867
Mitsubishi UFJ Trust and Banking
Corporation
10,000,000 1.940% , 2/25/2020 10,002,000
Mitsubishi UFJ Trust and Banking
Corporation of New York
25,000,000 1.850% , 3/31/2020 25,005,287
Mizuho Bank Ltd
15,000,000
2.161% (LIBOR 3M + 0.330%),
4/15/2020
d
15,010,928
Mizuho Bank, Ltd.
20,000,000 2.010% , 2/7/2020 20,001,534
National Australia Bank, Ltd.
10,000,000
1.971% (LIBOR 1M + 0.190%),
5/1/2020
b,d
10,002,316
23,857,000
2.409% (LIBOR 3M + 0.510%),
5/22/2020
b,d
23,895,439
National Bank of Canada
7,180,000
2.447% (LIBOR 3M + 0.560%),
6/12/2020
d
7,191,346
7,090,000
2.232% (LIBOR 3M + 0.330%),
11/2/2020
d
7,099,720
Nationwide Building Society
10,000,000 1.950% , 2/4/2020
b
9,998,239
9,700,000 1.700% , 3/23/2020
b
9,675,705
Nederlandse Waterschapsbank NV
25,000,000 1.890% , 2/24/2020
b
24,973,583
5,000,000 1.800% , 3/6/2020
b
4,992,222
10,000,000 2.000% , 3/9/2020
b
9,983,111
15,000,000 1.850% , 3/12/2020
b
14,972,667
25,000,000 1.685% , 4/17/2020
b
24,911,878
New York Life Global Funding
5,500,000
2.148% (LIBOR 3M + 0.270%),
4/9/2020
b,d
5,503,697
15,580,000
2.069% (LIBOR 3M + 0.160%),
10/1/2020
b,d
15,596,133
Principal
Amount Financials (42.5%)
a
Value
Nieuw Amsterdam Receivables
Corporation
$ 6,000,000 2.050% , 2/10/2020
b,c
$ 5,997,138
10,000,000 1.720% , 3/6/2020
b,c
9,983,735
7,150,000 1.720% , 3/11/2020
b,c
7,136,677
Nordea Bank Abp
12,448,000
2.384% (LIBOR 3M + 0.470%),
5/29/2020
b,d
12,467,655
Old Line Funding, LLC
6,350,000 1.910% , 4/20/2020
b,c
6,326,957
PNC Bank NA
35,000,000
2.263% (LIBOR 3M + 0.360%),
5/19/2020
d
35,033,288
21,470,000
2.237% (LIBOR 3M + 0.350%),
3/12/2021
d
21,481,379
Pricoa Short Term Funding, LLC
15,000,000 2.050% , 2/12/2020
b
14,991,905
10,000,000 1.970% , 3/4/2020
b
9,984,857
15,000,000 1.850% , 3/30/2020
b
14,958,725
5,500,000 1.850% , 4/20/2020
b
5,479,626
Royal Bank of Canada
10,000,000
2.287% (LIBOR 3M + 0.380%),
3/2/2020
d
10,003,960
15,000,000
1.850% (FEDL 1M + 0.300%),
3/16/2020
b,d
15,002,736
15,000,000
1.857% (LIBOR 1M + 0.180%),
4/14/2020
b,d
15,002,934
10,000,000
1.880% (FEDL 1M + 0.280%),
4/27/2020
d
10,002,968
15,000,000
1.950% (FEDL 1M + 0.350%),
7/24/2020
b,d
15,012,649
10,000,000
1.901% (LIBOR 1M + 0.240%),
8/26/2020
b,d
10,007,163
15,000,000
1.990% (LIBOR 3M + 0.090%),
9/4/2020
d
15,005,152
10,000,000
1.999% (LIBOR 3M + 0.090%),
1/4/2021
b,d
10,003,622
Skandinaviska Enskilda Banken
20,000,000
2.013% (LIBOR 3M + 0.170%),
10/16/2020
d
20,015,230
Skandinaviska Enskilda Banken AB
25,000,000 2.020% , 2/19/2020
b
24,979,351
10,000,000
1.854% (LIBOR 1M + 0.200%),
7/20/2020
d
10,004,551
Sumitomo Mitsui Banking Corporation
11,100,000 2.040% , 2/3/2020 11,100,418
10,000,000 1.950% , 4/22/2020 10,006,260
Sumitomo Mitsui Trust Bank, Ltd.
10,000,000
1.937% (LIBOR 1M + 0.260%),
4/14/2020
d
10,003,104
Svenska Handelsbanken
10,000,000
2.011% (LIBOR 1M + 0.230%),
5/1/2020
d
10,001,359
Svenska Handelsbanken AB
13,900,000
2.839% (LIBOR 3M + 0.930%),
10/1/2020
d
13,983,753
Svenska Handelsbanken NY
10,000,000
1.957% (LIBOR 3M + 0.040%),
2/26/2020
d
10,000,897
10,000,000
1.854% (LIBOR 1M + 0.200%),
5/19/2020
d
10,002,534
10,000,000
1.854% (LIBOR 1M + 0.200%),
5/20/2020
d
10,002,678
Thunder Bay Funding, LLC
8,500,000 1.900% , 3/19/2020
b,c
8,481,413

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Financials (42.5%)
a
Value
Toronto Dominion Bank
$ 10,000,000
1.940% (LIBOR 1M + 0.280%),
7/23/2020
b,d
$ 10,008,775
Toronto-Dominion Bank
15,000,000
1.971% (LIBOR 3M + 0.080%),
8/5/2020
d
15,004,493
10,000,000
1.970% (FEDL 1M + 0.370%),
9/8/2020
d
10,010,046
10,000,000
2.160% (LIBOR 3M + 0.260%),
9/17/2020
d
10,015,899
10,000,000
1.825% (LIBOR 3M + 0.050%),
2/1/2021
b,d
9,999,990
Toronto-Dominion Holdings USA, Inc.
10,000,000 1.970% , 3/17/2020
b
9,979,287
25,000,000 1.890% , 4/30/2020
b
24,900,000
U.S. Bank NA
25,000,000
2.051% (LIBOR 3M + 0.250%),
7/24/2020
d
25,020,355
6,630,000
2.212% (LIBOR 3M + 0.310%),
2/4/2021
d
6,643,989
Ventas Realty, LP
20,000,000 1.800% , 2/4/2020
b,c
19,996,171
5,000,000 1.780% , 2/24/2020
b,c
4,994,107
15,000,000 1.780% , 2/25/2020
b,c
14,981,562
Wells Fargo Bank NA
25,000,000
1.900% (FEDL 1M + 0.300%),
3/3/2020
d
25,002,328
15,000,000
1.959% (LIBOR 3M + 0.060%),
3/20/2020
d
15,002,862
15,000,000
1.977% (LIBOR 3M + 0.030%),
3/25/2020
d
15,002,481
10,000,000
1.890% (FEDL 1M + 0.290%),
4/6/2020
d
10,001,889
15,000,000 2.480% , 4/30/2020 15,031,179
10,000,000
1.910% (FEDL 1M + 0.310%),
5/19/2020
d
10,004,358
25,000,000
1.896% (LIBOR 1M + 0.220%),
7/15/2020
d
25,021,075
10,000,000
1.917% (LIBOR 1M + 0.240%),
8/14/2020
d
10,006,433
15,000,000
1.930% (LIBOR 1M + 0.260%),
9/16/2020
d
15,005,533
10,000,000
1.898% (LIBOR 3M + 0.050%),
10/13/2020
d
10,000,666
10,000,000
1.938% (LIBOR 3M + 0.090%),
1/13/2021
d
9,999,979
10,000,000
1.960% (LIBOR 3M + 0.110%),
2/16/2021
d
9,999,935
Welltower, Inc.
10,000,000 1.730% , 2/7/2020
b
9,996,636
Westpac Banking Corporation
16,603,000
2.317% (LIBOR 3M + 0.430%),
3/6/2020
d
16,611,899
23,351,000
2.190% (LIBOR 3M + 0.280%),
5/15/2020
d
23,370,657
10,000,000
1.900% (LIBOR 3M + 0.130%),
10/30/2020
b,d
10,006,587
Westpac Banking Corporation of New
York
10,000,000
1.934% (LIBOR 3M + 0.040%),
2/7/2020
d
10,000,121
15,000,000
1.941% (LIBOR 3M + 0.040%),
2/11/2020
d
15,000,425
15,000,000
1.900% (FEDL 1M + 0.300%),
2/14/2020
d
15,000,467
Principal
Amount Financials (42.5%)
a
Value
$ 15,000,000
1.956% (LIBOR 3M + 0.050%),
6/3/2020
d
$ 15,002,903
10,000,000
1.942% (LIBOR 3M + 0.050%),
6/5/2020
d
10,001,967
Westpac Securities NZ, Ltd.
25,000,000
1.810% (LIBOR 3M + 0.040%),
10/30/2020
b,c,d
25,000,015
Total 2,185,902,768
Principal
Amount Foreign ( 8.2% )
a
Value
Caisse des Depots et Consignations
10,000,000 1.850% , 3/12/2020
b
9,981,698
5,000,000 2.000% , 3/16/2020
b
4,989,875
25,000,000 1.800% , 3/24/2020
b
24,940,375
Erste Abwicklungsanstalt
25,000,000 2.030% , 2/11/2020
b
24,988,007
10,000,000 2.020% , 3/10/2020
b
9,982,883
10,000,000 2.000% , 3/18/2020
b
9,979,268
10,000,000 2.030% , 3/20/2020
b
9,978,277
15,000,000 1.840% , 3/30/2020
b
14,959,782
25,000,000 1.700% , 4/24/2020
b
24,904,800
5,000,000 1.700% , 5/4/2020
b
4,978,654
28,200,000 1.703% , 5/14/2020
b
28,065,661
Kells Funding, LLC
20,000,000 2.045% , 2/7/2020
b,c
19,993,972
13,000,000 1.840% , 2/10/2020
b,c
12,994,363
5,025,000 2.040% , 2/11/2020
b,c
5,022,597
7,000,000 1.870% , 3/18/2020
b,c
6,985,460
10,000,000 2.050% , 3/23/2020
b,c
9,976,961
4,350,000 2.060% , 3/25/2020
b,c
4,339,586
25,000,000 1.860% , 4/8/2020
b,c
24,923,925
15,000,000 1.810% , 4/20/2020
b,c
14,945,767
25,000,000 1.720% , 4/21/2020
b,c
24,908,425
25,000,000 1.710% , 4/30/2020
b,c
24,897,500
KFW
25,000,000 2.070% , 2/19/2020
b,c
24,979,285
50,000,000 1.730% , 2/20/2020
b,c
49,956,389
25,000,000 2.010% , 2/21/2020
b,c
24,977,104
5,750,000 2.000% , 3/10/2020
b,c
5,740,021
Total 422,390,635
Principal
Amount Technology ( 2.3% )
a
Value
Apple, Inc.
3,305,000
2.094% (LIBOR 3M + 0.200%),
2/7/2020
d
3,305,133
25,000,000
2.205% (LIBOR 3M + 0.300%),
5/6/2020
d
25,018,118
26,183,000
1.971% (LIBOR 3M + 0.070%),
5/11/2020
d
26,187,765
IBM Credit, LLC
16,070,000
2.079% (LIBOR 3M + 0.260%),
1/20/2021
d
16,103,549
Intel Corporation
49,800,000
1.981% (LIBOR 3M + 0.080%),
5/11/2020
d
49,808,628
Total 120,423,193
Principal
Amount Transportation ( 0.4% )
a
Value
Canadian Pacific Railway Company
20,000,000 1.730% , 2/10/2020
b
19,990,450
1,770,000 1.700% , 2/19/2020
b
1,768,358
Total 21,758,808

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount U.S. Government & Agencies ( 9.0% )
a
Value
Federal Agricultural Mortgage
Corporation
$ 8,000,000
1.921% (LIBOR 1M + 0.140%),
6/2/2020
d
$ 8,000,126
16,710,000
1.699% (LIBOR 1M + 0.040%),
7/24/2020
d
16,710,652
25,000,000
1.841% (LIBOR 1M + 0.060%),
10/1/2020
d
24,986,919
20,000,000
1.740% (LIBOR 1M + 0.080%),
10/23/2020
d
19,997,125
20,500,000
1.897% (LIBOR 3M + (0.010)%),
12/2/2021
d,e
20,492,646
Federal Farm Credit Bank
25,000,000
1.690% (FEDL 1M + 0.090%),
7/30/2020
d
24,999,057
25,000,000
1.719% (LIBOR 1M + 0.020%),
9/9/2020
d
25,005,957
10,000,000
1.693% (LIBOR 1M + 0.035%),
9/18/2020
d
10,003,692
25,000,000
1.696% (USBMMY 3M +
0.160%), 1/19/2021
d
25,005,561
25,000,000
1.700% (LIBOR 1M + 0.040%),
1/28/2021
d
25,014,325
10,120,000
1.720% (FEDL 1M + 0.120%),
2/9/2021
d
10,118,283
15,000,000
1.685% (FEDL 1M + 0.085%),
3/10/2021
d
14,990,098
15,010,000
1.735% (LIBOR 3M +
(0.035)%), 4/30/2021
d
15,006,320
25,000,000
1.941% (LIBOR 1M + 0.160%),
7/1/2021
d
25,039,973
15,000,000
1.670% (LIBOR 1M + FLAT),
7/16/2021
d
14,989,242
25,100,000
1.699% (LIBOR 1M + FLAT),
8/9/2021
d
25,081,186
14,000,000
1.799% (LIBOR 1M + 0.100%),
9/9/2021
d
14,011,057
14,140,000
1.769% (LIBOR 1M + 0.110%),
9/24/2021
d
14,160,261
15,000,000
1.894% (LIBOR 1M + 0.160%),
10/4/2021
d
15,031,590
Federal Home Loan Bank
3,700,000
1.608% (LIBOR 3M +
(0.240)%), 4/13/2020
d
3,700,307
9,760,000
1.520% (LIBOR 3M +
(0.250)%), 4/30/2020
d
9,760,561
10,670,000
1.810% (LIBOR 1M + 0.150%),
9/28/2020
d
10,683,307
38,800,000
1.661% (LIBOR 1M + FLAT),
10/26/2020
d
38,809,692
4,000,000
1.764% (LIBOR 3M + (0.135)%),
12/18/2020
d
3,999,954
9,000,000
1.680% (SOFRRATE + 0.100%),
12/23/2020
d
9,003,575
U.S. Treasury Notes
15,000,000
1.651% (USBMMY 3M +
0.115%), 1/31/2021
d
15,004,864
20,000,000
1.836% (USBMMY 3M +
0.300%), 10/31/2021
d
20,060,811
Total 459,667,141
Principal
Amount U.S. Municipals ( 1.3% )
a
Value
Massachusetts Educational Financing
Auth.
11,500,000 1.780% , 3/10/2020
c
11,500,460
Principal
Amount U.S. Municipals (1.3%)
a
Value
$ 3,380,000 1.780% , 3/11/2020
c
$ 3,379,865
State of California
10,000,000 1.750% , 4/1/2020
c
9,999,000
State of Tennessee
10,000,000 1.900% , 2/12/2020
c
10,000,200
5,000,000 1.900% , 2/19/2020
c
5,000,250
26,663,000 1.750% , 5/13/2020
c
26,662,200
Total 66,541,975
Principal
Amount Utilities ( 8.6% )
a
Value
American Electric Power Company,
Inc.
25,000,000 1.800% , 2/10/2020
b
24,988,062
5,000,000 1.850% , 2/11/2020
b
4,997,365
15,000,000 1.810% , 2/26/2020
b
14,980,803
5,000,000 1.785% , 3/4/2020
b
4,991,832
Berkshire Hathaway Energy Company
7,700,000 1.900% , 2/6/2020
b
7,697,804
14,800,000 1.740% , 3/13/2020
b
14,769,369
15,000,000 1.770% , 3/27/2020
b
14,958,070
Centerpoint Energy, Inc.
10,000,000 1.880% , 2/14/2020
b
9,993,583
15,000,000 1.890% , 2/18/2020
b
14,987,580
7,235,000 1.750% , 2/20/2020
b
7,228,328
10,000,000 1.780% , 2/21/2020
b
9,990,305
Consolidated Edison, Inc.
15,000,000 1.700% , 2/14/2020
b
14,989,296
DTE Electric Company
24,000,000 1.710% , 2/13/2020 23,984,140
5,740,000 1.700% , 2/24/2020 5,732,978
6,770,000 1.700% , 2/25/2020 6,761,359
15,000,000 1.680% , 2/26/2020 14,980,067
17,495,000 1.700% , 2/27/2020 17,470,818
Duke Energy Corporation
15,000,000 1.770% , 2/6/2020
b
14,995,765
12,800,000 1.740% , 2/7/2020
b
12,795,769
5,000,000 1.740% , 2/11/2020
b
4,997,365
Exelon Corporation
10,000,000 1.723% , 2/3/2020
b
9,998,562
Nextera Energy Capital Holdings
10,000,000 1.800% , 3/20/2020
b,c
9,975,595
8,500,000 1.780% , 3/23/2020
b,c
8,477,961
12,500,000 1.800% , 4/7/2020
b,c
12,458,009
PPL Capital Funding, Inc.
10,750,000 1.710% , 2/3/2020
b,c
10,748,500
Southern Company
15,000,000 1.730% , 2/5/2020
b
14,996,483
17,950,000 1.740% , 2/7/2020
b
17,944,066
10,000,000 1.730% , 2/18/2020
b
9,991,220
TransCanada American Investments,
Ltd.
24,050,000 1.780% , 2/27/2020
b
24,018,001
13,250,000 1.780% , 3/2/2020
b
13,229,679
10,000,000 1.750% , 3/5/2020
b
9,983,161
14,354,000 1.757% , 3/9/2020
b
14,326,955
10,300,000 1.842% , 4/3/2020
b
10,267,519
15,000,000 1.800% , 4/9/2020
b
14,948,078
Xcel Energy, Inc.
11,871,000 1.850% , 3/17/2020
b
11,843,833
Total 439,498,280
Total Investments (cost
$5,177,461,357) 100.8% $5,178,434,957
Other Assets and Liabilities,
Net (0.8)% (43,155,803)

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Utilities (8.6%)
a
Value
Total Net Assets 100.0% $5,135,279,154
a The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other
qualified institutional buyers. As of January 31, 2020, the value of these investments was $2,812,554,235 or 54.8% of total net assets.
c Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
d Denotes variable rate securities. The rate shown is as of
January 31, 2020. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated
in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description.
e Denotes investments purchased on a when-issued or delayed
delivery basis.
Definitions:
Auth. - Authority
Ser. - Series
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRRATE - Secured Overnight Financing Rate
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2020, in valuing Short-Term Reserve Fund's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Asset-Backed Securities 250,397,398 – 250,397,398 –
Basic Materials 148,880,976 – 148,880,976 –
Capital Goods 169,054,673 – 169,054,673 –
Communications Services 5,004,419 – 5,004,419 –
Consumer Cyclical 517,256,210 – 517,256,210 –
Consumer Non-Cyclical 216,228,870 – 216,228,870 –
Energy 155,429,611 – 155,429,611 –
Financials 2,185,902,768 – 2,185,902,768 –
Foreign 422,390,635 – 422,390,635 –
Technology 120,423,193 – 120,423,193 –
Transportation 21,758,808 – 21,758,808 –
U.S. Government & Agencies 459,667,141 – 459,667,141 –
U.S. Municipals 66,541,975 – 66,541,975 –
Utilities 439,498,280 – 439,498,280 –
Total Investments at Value $5,178,434,957 $– $5,178,434,957 $–

Notes to Schedule of Investments
as of January 31, 2020
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or
foreign securities exchanges or included in a national
market system are valued at the last sale price on the
principal exchange as of the close of regular trading on
such exchange or the official closing price of the national
market system.  Over-the-counter securities and listed
securities for which no price is readily available are valued at the current bid price considered best to represent the
value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved
by the Trust’s Board of Trustees (“Board”). The pricing
service, in determining values of fixed-income securities,
takes into consideration such factors as current quotations
by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors
it deems relevant in determining valuations. Securities
which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make
markets in the securities. Exchange-listed options and
futures contracts are valued at the primary exchange
settle price.  Exchange cleared swap agreements are valued
using the clearinghouse end of day price.  Swap agreements
not cleared on exchanges will be valued using the mid-price
from the primary approved pricing service.  Forward
foreign currency exchange contracts are marked-to-market
based upon foreign currency exchange rates provided by
the pricing service. Investments in open-ended mutual
funds are valued at the net asset value at the close of each business day.
Securities held by the Money Market Fund are valued on the
basis of amortized cost (which approximates market value),
whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to
maturity of any discount or premium. The Money Market
Fund and the Trust’s investment adviser, Thrivent Asset
Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”),
follow procedures designed to help maintain a constant net
asset value of $1.00 per share.
The Board has delegated responsibility for daily
valuation of the Funds' securities to the Funds' investment
Adviser. The Adviser has formed a Valuation Committee
(“Committee”) that is responsible for overseeing the Funds'
valuation policies in accordance with Valuation Policies and
Procedures. The Committee meets on a monthly and on an
as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market
pricing, international fair valuation, and other securities
requiring fair valuation.
The Committee monitors for significant events occurring
prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any
securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-
specific developments. If the Committee decides that such
events warrant using fair value estimates, the Committee
will take such events into consideration in determining the
fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine
the fair value of the Funds’ investments are summarized
in three broad levels.  Level 1 includes quoted prices in
active markets for identical securities, typically included
in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes
other significant observable inputs such as quoted prices
for similar securities, interest rates, prepayment speeds
and credit risk, typically included in this level are fixed
income securities, international securities, swaps and
forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker
evaluations in determining the fair value of investments.
The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other
investments.  Investments measured using net asset value
per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close
prior to the close of the New York Stock Exchange using a
fair value pricing service.  The fair value pricing service
uses a multi-factor model that may take into account the
local close, relevant general and sector indices, currency
fluctuation, prices of other securities (including ADRs,
New York registered shares, and ETFs), and futures, as
applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The
Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Denominated Investments
— Foreign denominated
assets and currency contracts may involve more risks than
domestic transactions including currency risk, political
and economic risk, regulatory risk, and market risk.
Certain Funds may also invest in securities of companies
located in emerging markets. Future economic or political
developments could adversely affect the liquidity or value,
or both, of such securities.
Derivative Financial Instruments
— Certain Funds may invest
in derivatives, a category that includes options, futures,
swaps, foreign currency forward contracts and hybrid
instruments. Derivatives are financial instruments whose

Notes to Schedule of Investments
as of January 31, 2020
(unaudited)

value is derived from another security, an index or a
currency. Each applicable Fund may use derivatives for
hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This
includes the use of currency-based derivatives to manage
the risk of its positions in foreign securities. Each applicable
Fund may also use derivatives for replication of a certain
asset class or speculation (investing for potential income
or capital gain). These contracts may be transacted on an
exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses
can also occur if the counterparty does not perform under
the derivative. A Fund’s risk of loss from the counterparty
credit risk on OTC derivatives is generally limited to the
aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally
cleared swaps, there is minimal counterparty credit risk
to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a
possible default. The clearinghouse stands between the
buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally
cleared swaps with respect to initial and variation margin
that is held in a broker’s customer accounts. While brokers
are required to segregate customer margin from their own
assets, in the event that a broker becomes insolvent or
goes into bankruptcy and at that time there is a shortfall
in the aggregate amount of margin held by the broker for
all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s
customers, potentially resulting in losses to the Funds.
Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate
some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately
track the value of the underlying asset. Another risk with
derivatives is that some types can amplify a gain or loss,
potentially earning or losing substantially more money than
the actual cost of the derivative.
 In order to define their contractual rights and to secure
rights that will help the Funds mitigate their counterparty
risk, the Funds may enter into an International Swaps and
Derivatives Association, Inc. Master Agreement (“ISDA
Master Agreement”) or similar agreement with its derivative
contract counterparties. An ISDA Master Agreement is a
bilateral agreement between a Fund and a counterparty that
governs OTC derivatives and foreign exchange contracts and
typically includes, among other things, collateral posting
terms and netting provisions in the event of a default and/
or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with
the counterparty certain derivatives' payables and/or
receivables with collateral held and/or posted and create
one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy
or insolvency of the counterparty. Note, however, that
bankruptcy and insolvency laws of a particular jurisdiction
may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the
broker or clearinghouse for exchange traded and centrally
cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the
minimum requirements in certain situations. Collateral
terms are contract specific for OTC derivatives (foreign
currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral
requirements are typically calculated by netting the mark to market amount for each transaction under such agreement
and comparing that amount to the value of any collateral
currently pledged by the Fund and the counterparty. For
financial reporting purposes, non-cash collateral that has
been pledged to cover obligations of the Fund has been noted
in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss
from counterparty nonperformance. The Funds attempt to
mitigate counterparty risk by only entering into agreements
with counterparties that they believe have the financial
resources to honor their obligations and by monitoring the
financial stability of those counterparties.
Options
— Certain Funds may buy put and call options
and write put and covered call options. The Funds intend
to use such derivative instruments as hedges to facilitate
buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The
Funds may also enter into options contracts to protect
against adverse foreign exchange rate fluctuations. Option
contracts are valued daily and unrealized appreciation or
depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When
an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and
call options is adjusted by the amount of premium received
or paid.
Buying put options tends to decrease a Fund’s exposure
to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The
risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty
risk on exchange-traded options as the exchange guarantees
the contract against default. Writing put options tends to
increase a Fund’s exposure to the underlying security while

Notes to Schedule of Investments
as of January 31, 2020
(unaudited)

writing call options tends to decrease a Fund’s exposure to
the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold,
and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an
option, exercises that option, and the counterparty doesn’t
buy from the Fund or sell to the Fund the underlying asset
as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk
on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts
recognized on the Statement of Assets and Liabilities.
Futures Contracts
— Certain Funds may use futures contracts
to manage the exposure to interest rate and market or
currency fluctuations. Gains or losses on futures contracts
can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the
required “initial margin deposit” are held on deposit with
and pledged to the broker. Additional securities held by the
Funds may be earmarked to cover open futures contracts.
The futures contract’s daily change in value (“variation
margin”) is either paid to or received from the broker,
and is recorded as an unrealized gain or loss. When the
contract is closed, realized gain or loss is recorded equal
to the difference between the value of the contract when
opened and the value of the contract when closed. Futures
contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts
against default.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign
currencies, certain Funds may enter into foreign currency
forward contracts. Additionally, the Funds may enter into
such contracts to mitigate currency and counterparty
exposure to other foreign-currency-denominated
investments. These contracts are recorded at value and
the realized- and change in unrealized- foreign exchange
gains and losses are included in the Statement of Operations.
In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency
fluctuations. Foreign currency contracts are valued daily
and unrealized appreciation or depreciation is recorded
daily as the difference between the contract exchange rate
and the closing forward rate applied to the face amount of
the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-
counter and the Fund is exposed to counterparty risk equal
to the discounted net amount of payments to the Fund.
Swap Agreements
— Certain Funds may enter into swap
transactions, which involve swapping one or more
investment characteristics of a security or a basket of
securities with another party. Such transactions include
market risk, risk of default by the other party to the
transaction, risk of imperfect correlation and manager
risk and may involve commissions or other costs. Swap
transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the
risk of loss with respect to swap transactions is generally
limited to the net amount of payments that the Fund
is contractually obligated to make, or in the case of the
counterparty defaulting, the net amount of payments that
the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets
and Liabilities. If there is a default by the counterparty,
the Fund may have contractual remedies pursuant to the
agreements related to the transaction. The contracts are
valued daily and unrealized appreciation or depreciation is
recorded. Swap agreements are valued at the clearinghouse
end of day prices as furnished by an independent pricing
service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining
valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation
margin in the Statement of Assets and Liabilities and
recorded as unrealized gain or loss. The Fund accrues for
the periodic payment and amortizes upfront payments,
if any, on swap agreements on a daily basis with the
net amount recorded as realized gains or losses in the
Statement of Operations. Receipts and payments received
or made as a result of a credit event or termination of the
contract are also recognized as realized gains or losses
in the Statement of Operations. Collateral, in the form of
cash or securities, may be required to be held with the
Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter
and the Fund is exposed to counterparty risk, which is the
discounted net amount of payments owed to the Fund. This
risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund,
the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit
risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays
periodic fees in return for payment by the seller which is
contingent upon an adverse credit event occurring in the

Notes to Schedule of Investments
as of January 31, 2020
(unaudited)

underlying issuer or reference entity. The seller collects
periodic fees from the buyer and profits if the credit of
the underlying issuer or reference entity remains stable
or improves while the swap is outstanding, but the seller
in a credit default swap contract would be required to pay
the amount of credit loss, determined as specified in the
agreement, to the buyer in the event of an adverse credit
event in the reference entity. A buyer of a credit default
swap is said to buy protection whereas a seller of a credit
default swap is said to sell protection. The Funds may be
either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing
corporate bonds and/or loans designed to increase or
decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk
positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or
loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money,
within any given CDX Index held, the maximum potential
amount of future payments required would be equal to the
pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future
payments would be the notional amount.
Funds buy default protection in order to reduce their
overall credit exposure to the corporate bond and/or
loan markets in a cost-efficient and diversified structure.
If a default event as specified in the CDS reference entity
agreement occurs, the Fund has the option to receive a cash
payment in exchange for the credit loss or the reference
entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and
failing to pay interest or principal on borrowed money or a
restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or
principal, maturity extension or subordination to other
obligations.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and
Liabilities.